Vanguard Mega Cap Growth Index Fund Investment Objectives and Goals - ETF [Member] - Vanguard Mega Cap Growth Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Mega Cap Growth ETF, an exchange-traded share class of Vanguard Mega Cap Growth Index Fund (the “Fund”), seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.